Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Funds Growth Portfolio SM
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund’s investment objective is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 56 of the prospectus and on page 76 of the fund’s statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio or there was no turnover.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	1.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds. The fund may also invest in growth-and-income funds.

Through its investments in the underlying funds, the fund will have significant exposure to growth-oriented common stocks. The fund will typically have significant exposure to issuers domiciled outside the United States. The fund may also have exposure to smaller capitalization issuers and issuers domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking long-term growth of capital.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing long-term growth of capital. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. Consideration is also given to, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the fund’s principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the underlying funds.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. In addition, the prices of these stocks may be more volatile than stocks of larger, more established companies.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the fund began investment operations on May 18, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the fund began investment operations on May 18, 2012, information regarding investment results for a full calendar year is not available as of the date of this prospectus.
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.21%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.79%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	651
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	833
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,030
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,599
Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	663
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,785
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	526
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	914
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,785
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	261
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	161
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	520
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	903
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,979
Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	293
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,157
Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	380
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	861
Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.14%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.93%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.83%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	884
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,109
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,747
Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.80%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	995
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,222
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	193
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	595
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,022
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,979
Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	291
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	589
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,012
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,184
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	191
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	589
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,012
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,184
Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	136
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	423
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	729
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,593
Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.68%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	279
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.14%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.68%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	520
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	903
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,979
Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[3]
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.73%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.63%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated based on current fees.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	535
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,033
Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.21%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.25%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	1.15%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	117
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	677
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,502
Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	489
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,099
Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.54%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	55
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	347
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	789
Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFeeOverRedemption	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired (underlying) fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.44%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual fund operating expenses after fee waiver	rr_NetExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	319
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 728

[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions within one year following purchases of $1 million or more made without an initial sales charge.
[2]	The investment adviser is currently waiving its management fee of .10%. This waiver will be in effect through at least December 31, 2014. The waiver may only be modified or terminated with the approval of the fund's board.
[3]	Estimated based on current fees.